Stockholders' Equity	6 Months Ended
Jun. 24, 2012
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
STOCKHOLDERS’ EQUITY
As of December 31, 2011 and 2010, there were 52,536,252 shares of common stock authorized (as adjusted for the reverse stock split described below and the stock splits as described in Note 19, Subsequent Events), with a par value of $0.01, of which 52,536,224 shares, net of treasury stock, were outstanding at December 31, 2011 and 2010. The common stock represents 100% of the ownership and voting control of Tumi Holdings, Inc. and does not accrue dividends.
Stock Issuance and Subsequent Splits
On May 14, 2009 the Company issued 1,000,000,000 shares of stock at $.01 per share. These shares were offered for sale to existing common shareholders. The proceeds, $10,000,000, from the sale of stock were used by the Company to pay down $5,000,000 in long term debt under the RBS Agreement. The remaining $5,000,000 was retained by the Company for general corporate purposes.
In March of 2010, the Company effected a 2,000-to-1 reverse stock split to reduce the number of common shares outstanding.
When adjusted for the impact of the 2,000-to-1 reverse stock split and the stock splits as described in Note 19, Subsequent Events, there are 28 shares in treasury at a cost of $174,000 as of December 31, 2011 and 2010.
Shareholder Loans
Shareholder loans arose from the sale of stock to employees in May 2009, all of which were repaid in full by December 31, 2011. In accordance with the FASB’s guidance, shareholder loans are classified in Stockholders’ Equity.
STOCKHOLDERS’ EQUITY
Activity for the six months ended June 24, 2012 in the accounts of Stockholders’ Equity is summarized below:

	Common Stock
	Shares	Par Value	Additional Paid- in Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
	(In thousands, except share data)
Balance as of January 1, 2012	52,536,252	$525	$48,968	$(174)	$(29,617)	$(985)	$18,717
Net income	—	—	—	—	9,382	—	9,382
Issuance of common stock, net of underwriters’ discounts and commissions	15,608,221	156	263,935	—	—	—	264,091
Offering costs—other	—	—	(4,248)	—	—	—	(4,248)
Stock compensation		—	12	—	—	—	12
Repurchase of common stock	—	—	—	(4,700)	—	—	(4,700)
Foreign currency translation adjustment, net of tax	—	—	—	—	—	374	374
Balance as of June 24, 2012	68,144,473	$681	$308,667	$(4,874)	$(20,235)	$(611)	$283,628

As of June 24, 2012, the Company held 277,806 shares of common stock in treasury.
The balance in accumulated other comprehensive income (loss) consists only of foreign currency translation adjustments.
Stock Splits
In connection with the IPO, the Company’s Board of Directors approved a 101.200929-for-1 common stock split and a subsequent 1.037857-for-1 common stock split, which were effective April 4, 2012 and April 19, 2012, respectively.
All common share and per share amounts in the condensed consolidated financial statements have been adjusted retrospectively for all periods presented to reflect the 101.200929-for-1 and 1.037857-for-1 common stock splits. As no change was made to the par value of the common shares, the Company retrospectively reclassified a total of $520,000 from additional paid-in capital to common stock as of December 31, 2011. Of the $520,000, $501,000 was reflected in the consolidated financial statements included in the Prospectus.